BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and Cash Equivalents	$ 667,207	$ 1,011,100	$ 1,064,714	$ 1,560,012
Other current financial assets	15,350	5,865
Other current non-financial assets	206,059	167,890
Trade and other current receivables	878,008	979,923
Accounts receivable due from related companies	2,850	5,559
Current Inventories	1,470,011	1,176,898
Current biological assets	330,435	329,586
Current tax assets	203,722	233,065
Non-current assets or disposal groups classified as held for sale	3,773,642	3,909,886
Non-current assets or disposal groups classified as held for sale	1,279	14,158
Total Current Assets	3,774,921	3,924,044
Other non-current financial assets	63,321	10,525
Other non-current non-financial assets	92,514	88,549
Trade and other non-current receivables	32,674	14,338
Investments accounted for using equity method	365,671	336,642	316,939
Intangible assets other than goodwill	73,439	84,210
Goodwill	54,800	57,697	59,567
Property, plant and equipment	9,542,335	8,955,666
Right of use assets	306,487	180,106
Non-current biological assets	2,864,935	3,008,897
Deferred tax assets	9,011	7,637	6,041
Total Non-Current Assets	13,405,187	12,744,267	12,483,994
Total assets	17,180,108	16,668,311	$ 16,028,319
U.S Dollar [Member]
Statement [Line Items]
Cash and Cash Equivalents	395,254	703,232
Other current financial assets	15,350	5,865
Other current non-financial assets	18,727	25,774
Trade and other current receivables	614,204	789,236
Accounts receivable due from related companies	0	0
Current Inventories	1,298,649	1,052,147
Current biological assets	264,858	269,769
Current tax assets	174,287	228,270
Non-current assets or disposal groups classified as held for sale	2,781,329	3,074,293
Non-current assets or disposal groups classified as held for sale	1,215	14,098
Total Current Assets	2,782,544	3,088,391
Other non-current financial assets	63,321	10,525
Other non-current non-financial assets	2,980	1,639
Trade and other non-current receivables	5,880	11,806
Investments accounted for using equity method	87,826	78,216
Intangible assets other than goodwill	71,141	82,370
Goodwill	41,408	41,534
Property, plant and equipment	9,024,490	8,489,503
Right of use assets	161,087	150,220
Non-current biological assets	2,549,796	2,782,660
Deferred tax assets	5,035	3,968
Total Non-Current Assets	12,012,964	11,652,441
Total assets	14,795,508	14,740,832
Euros [Member]
Statement [Line Items]
Cash and Cash Equivalents	4,884	5,755
Other current financial assets	0	0
Other current non-financial assets	115	166
Trade and other current receivables	36,425	21,884
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	41,424	27,805
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	41,424	27,805
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	0	0
Investments accounted for using equity method	203,443	203,505
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	203,443	203,505
Total assets	244,867	231,310
Brazilian Real [Member]
Statement [Line Items]
Cash and Cash Equivalents	103,829	160,896
Other current financial assets	0	0
Other current non-financial assets	17,745	18,209
Trade and other current receivables	50,646	39,142
Accounts receivable due from related companies	0	0
Current Inventories	130,707	89,521
Current biological assets	65,577	59,817
Current tax assets	8,333	3,047
Non-current assets or disposal groups classified as held for sale	376,837	370,632
Non-current assets or disposal groups classified as held for sale	15	14
Total Current Assets	376,852	370,646
Other non-current financial assets	0	0
Other non-current non-financial assets	16,022	12,244
Trade and other non-current receivables	0	0
Investments accounted for using equity method	36,489	26,823
Intangible assets other than goodwill	1,940	1,675
Goodwill	13,392	16,163
Property, plant and equipment	389,522	340,314
Right of use assets	144,626	29,886
Non-current biological assets	315,139	226,237
Deferred tax assets	3,500	2,768
Total Non-Current Assets	920,630	656,110
Total assets	1,297,482	1,026,756
Argentine Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	97,859	112,234
Other current financial assets	0	0
Other current non-financial assets	5,333	5,900
Trade and other current receivables	38,000	22,721
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	10,296	0
Non-current assets or disposal groups classified as held for sale	151,488	140,855
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	151,488	140,855
Other non-current financial assets	0	0
Other non-current non-financial assets	97	56
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	97	56
Total assets	151,585	140,911
Mexican Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	28,564	20,467
Other current financial assets	0	0
Other current non-financial assets	2,979	3,717
Trade and other current receivables	33,089	31,288
Accounts receivable due from related companies	0	0
Current Inventories	39,353	32,947
Current biological assets	0	0
Current tax assets	9,495	452
Non-current assets or disposal groups classified as held for sale	113,480	88,871
Non-current assets or disposal groups classified as held for sale	49	46
Total Current Assets	113,529	88,917
Other non-current financial assets	0	0
Other non-current non-financial assets	742	740
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	358	165
Goodwill	0	0
Property, plant and equipment	127,120	124,984
Right of use assets	774	0
Non-current biological assets	0	0
Deferred tax assets	476	901
Total Non-Current Assets	129,470	126,790
Total assets	242,999	215,707
Other Country Currencies [Member]
Statement [Line Items]
Cash and Cash Equivalents	26,793	4,311
Other current financial assets	0	0
Other current non-financial assets	7,406	6,165
Trade and other current receivables	1,972	5,023
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	1,137	1,288
Non-current assets or disposal groups classified as held for sale	37,308	16,787
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	37,308	16,787
Other non-current financial assets	0	0
Other non-current non-financial assets	8	8
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	8	8
Total assets	37,316	16,795
Chilean Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	10,024	4,205
Other current financial assets	0	0
Other current non-financial assets	153,754	107,959
Trade and other current receivables	97,616	70,127
Accounts receivable due from related companies	2,850	5,559
Current Inventories	1,302	2,283
Current biological assets	0	0
Current tax assets	174	8
Non-current assets or disposal groups classified as held for sale	265,720	190,141
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	265,720	190,141
Other non-current financial assets	0	0
Other non-current non-financial assets	72,665	73,862
Trade and other non-current receivables	3,434	2,492
Investments accounted for using equity method	37,913	28,098
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	1,203	865
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	115,215	105,317
Total assets	380,935	295,458
U.F. [Member]
Statement [Line Items]
Cash and Cash Equivalents	0	0
Other current financial assets	0	0
Other current non-financial assets	0	0
Trade and other current receivables	6,056	502
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	6,056	502
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	6,056	502
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	23,360	40
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets		0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	23,360	40
Total assets	$ 29,416	$ 542